Loans to Customers - Schedule of Outstanding NPLs as Compared to Total Allowance for Impairment Losses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans to customers [abstract]
Gross NPLs	₸ 244,161	₸ 211,581
Total allowance for impairment losses	₸ 242,532	₸ 214,702
Total allowance for impairment losses to Gross NPLs	99.00%	101.00%